Business, Acquisition of Assets and Basis of Presentation (Details) - USD ($)	Dec. 31, 2015	Oct. 05, 2015	Jun. 30, 2015	May. 20, 2015	Jun. 30, 2014
Business Acquisition [Line Items]
Goodwill	$ 221,000		$ 74,000		$ 0
Prostascint Business [Member]
Business Acquisition [Line Items]
Tangible assets				$ 727,000
Intangible assets				1,590,000
Goodwill				74,000
Total assets acquired				$ 2,391,000
Primsol Business [Member]
Business Acquisition [Line Items]
Tangible assets		$ 182,000
Intangible assets		1,470,000
Goodwill		147,000
Total assets acquired		$ 1,799,000